Expense Example - U.S. Government Securities Fund	Aug. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 440
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,209
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	416
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,198
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	1,511
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	467
Expense Example, with Redemption, 5 Years	809
Expense Example, with Redemption, 10 Years	1,279
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	1,116
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	610
Expense Example, with Redemption, 10 Years	1,060
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	642
Expense Example, with Redemption, 10 Years	1,130
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	903
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	489
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	364
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	962
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	231
Expense Example, with Redemption, 10 Years	526
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	427
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,643
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	430
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	1,643
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,139
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	783
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	187
Expense Example, with Redemption, 10 Years	427
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	89
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	364
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,325
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	242
Expense Example, with Redemption, 10 Years	$ 551